DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 3,817.4	$ 4,143.1
Total cash, cash equivalents and restricted cash	3,967.7	4,314.7	$ 1,968.5	$ 1,481.4
Continuing Operations
ASSETS
Cash and cash equivalents	3,863.1	4,190.0	1,859.2
Total cash, cash equivalents and restricted cash	3,967.7	4,314.7	1,968.5
Other current assets | Continuing Operations
ASSETS
Restricted cash	60.7	50.4	51.2
Redemption settlement assets, restricted | Continuing Operations
ASSETS
Restricted cash	$ 43.9	$ 74.3	$ 58.1